DEIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
DEIVATIVE FINANCIAL INSTRUMENTS
24. DERIVATIVE FINANCIAL INSTRUMENTS
The following table illustrates the classification of the Company's recurring fair value measurements for derivative financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2020 and December 31, 2019:

		December 31, 2020		December 31, 2019
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial liabilities
Fair value through profit or loss
7% Convertible Debentures embedded derivative (Note 19)	3	2,643	2,643	5,608	5,608
Non-hedge derivative contracts	2	2,382	2,382	211	211
		5,025	5,025	5,819	5,819
There were no non-recurring fair value measurements of derivative financial instruments as at December 31, 2020.
The three levels of the fair value hierarchy are:
    Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
    Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
    Level 3 - Inputs that are not based on observable market data.
The following table provides a reconciliation of derivative liability opening and closing balances as presented on the consolidated balance sheets:

	For the Years Ended December 31,
	2020	2019
Opening balance	5,819	4,177
(Gain)/loss on fair value of 7% Convertible Debentures embedded derivative	(2,965)	1,431
Unrealized loss on fair value of non-hedge derivative contracts	2,171	211
(Gain)/loss on fair value of derivative financial instruments	(794)	1,642
Closing balance	5,025	5,819

Current portion of derivative liability:
7% Convertible Debentures embedded derivative	2,643	—
Non-hedge derivative contracts	669	211
	3,312	211
Long term portion of derivative liability:
7% Convertible Debentures embedded derivative	—	5,608
Non-hedge derivative contracts	1,713	—
	1,713	5,608
The valuation techniques that are used to measure fair value are as follows:
7% Convertible Debentures embedded derivative
The debt component of the 7% Convertible Debentures is recorded at amortized cost using the effective interest rate method and the conversion feature is classified as an embedded derivative measured at fair value through profit or loss.
The embedded derivative was valued at December 31, 2020 and December 31, 2019 using a convertible note valuation model. The significant inputs used in the convertible note valuation are as follows:

	December 31, 2020	December 31, 2019
Embedded derivative
Risk premium	5.9%	5.3%
Borrowing costs	7.5%	7.5%
Expected volatility	45.0%	45.0%
Remaining life (years)	0.6	1.6
If the risk premium increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the consolidated statements of operation would increase by $0.01 million at December 31, 2020.
If the borrowing costs increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the consolidated statements of operation would increase by $0.04 million at December 31, 2020.
If the expected volatility increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would increase and the related gain in the consolidated statements of operation would decrease by $0.59 million at December 31, 2020.

Non-hedge derivative contracts
The non-hedge accounted collar contracts are considered fair value through profit or loss financial instruments with fair value determined using pricing models that utilize a variety of observable inputs that are a combination of quoted prices, applicable yield curves and credit spreads.
During the year ended December 31, 2019, the Company entered into costless collars consisting of puts and calls, on 50,000 ounces of gold with a floor price of $1,400 per ounce and a ceiling price of $1,750 per ounce, with maturity dates ranging from October 2019 to September 2020. In February 2020, the Company entered into additional costless collars at a rate of 4,200 ounces per month for the period October 2020 to December 2020 consisting of puts and calls with a floor price of $1,500 per ounce and a ceiling price of $1,992 per ounce. During the year ended December 31, 2020, the Company recognized in relation to these positions realized losses of $2.5 million on call options in excess of the ceiling price of $1,750/oz (refer to Note 9).
In October 2020, the Company entered into additional costless collars consisting of puts and calls on 87,500 ounces with a floor price of $1,600 per ounce and a ceiling price of $2,176 per ounce for positions expiring in 2021, and a ceiling price of $2,188 per ounce for positions expiring in 2022. The additional positions will mature at a rate of 10,937.5 ounces per quarter from
March 2021 to December 2022. During the year ended December 31, 2020, in relation to these positions, the Company recognized an unrealized loss of $2.2 million.

Contingent consideration

The fair value of the contingent consideration on completion of the sale of Prestea and as at December 31, 2020 is $nil.